Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
401(k) PLAN
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Schedule H Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)

CITY NATIONAL BANK

401(k) PLAN

EIN: 95-1780067 PN: 001

Attachment to 2025 Form 5500

Schedule H Part IV, Line 4(i) — Schedule of Assets (Held at End of Year)

December 31, 2025

(A)	(B)	(C)	(D)	(E)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Asset	Cost **	Current Value
*	ROYAL BANK OF CANADA	COMMON STOCK	˄	$136,577,070
	THE VANGUARD TARGET RETIRE 2070 TRUST I	COMMON COLLECTIVE TRUSTS	˄	2,365,570
	THE VANGUARD TARGET RETIRE 2065 TRUST I	COMMON COLLECTIVE TRUSTS	˄	10,738,085
	THE VANGUARD TARGET RETIRE INC TRUST I	COMMON COLLECTIVE TRUSTS	˄	22,984,873
	THE VANGUARD TARGET RETIRE 2020 TRUST I	COMMON COLLECTIVE TRUSTS	˄	26,830,281
	THE VANGUARD TARGET RETIRE 2060 TRUST I	COMMON COLLECTIVE TRUSTS	˄	30,297,495
	AB US SMALL & MID CAP VAL W SER CL P1	COMMON COLLECTIVE TRUSTS	˄	34,914,983
	PRUDENTIAL CORE PLUS BOND FUND 5	COMMON COLLECTIVE TRUSTS	˄	42,916,503
	ALLSPRING DIS SMID CAP GROWTH CIT E2	COMMON COLLECTIVE TRUSTS	˄	51,725,803
	VANGUARD TOTAL BOND MARKET INDEX TRUST	COMMON COLLECTIVE TRUSTS	˄	51,915,544
	THE VANGUARD TARGET RETIRE 2055 TRUST I	COMMON COLLECTIVE TRUSTS	˄	57,833,157
	VANGUARD INST TOTAL INTL STK MKT IDX TSTCNBTIS	COMMON COLLECTIVE TRUSTS	˄	59,154,314
	THE VANGUARD TARGET RETIRE 2025 TRUST I	COMMON COLLECTIVE TRUSTS	˄	62,467,156
	VANGUARD INST EXTENDED MARKET INDEX TRSTCNBEMI	COMMON COLLECTIVE TRUSTS	˄	80,061,488
	THE VANGUARD TARGET RETIRE 2030 TRUST I	COMMON COLLECTIVE TRUSTS	˄	94,949,956
	THE VANGUARD TARGET RETIRE 2050 TRUST I	COMMON COLLECTIVE TRUSTS	˄	100,126,991
	THE VANGUARD TARGET RETIRE 2035 TRUST I	COMMON COLLECTIVE TRUSTS	˄	101,246,574
	LOOMIS SAYLES LARGE CAP GROWTH TRUST C	COMMON COLLECTIVE TRUSTS	˄	101,826,075
	THE VANGUARD TARGET RETIRE 2040 TRUST I	COMMON COLLECTIVE TRUSTS	˄	103,664,136
	THE VANGUARD TARGET RETIRE 2045 TRUST I	COMMON COLLECTIVE TRUSTS	˄	107,617,356
	VANGUARD INSTITUTIONAL 500 INDEX TRUST	COMMON COLLECTIVE TRUSTS	˄	303,003,700
	FEDERATED HERMES INSTL HIGH YIELD BD IS	MUTUAL FUNDS	˄	27,390,323
	AMERICAN FUNDS NEW WORLD R6	MUTUAL FUNDS	˄	33,189,715
	VANGUARD FEDERAL MONEY MARKET INV	MUTUAL FUNDS	˄	114,243,953
	CAPITAL GROUP EUROPACIFIC GROWTH SA	POOLED SEPARATE ACCOUNTS	˄	38,597,710
	T. ROWE US LG CAP VAL EQTY (IS PLATFORM)J0629A	POOLED SEPARATE ACCOUNTS	˄	61,193,565
*	SCHWAB SDB ROTH	SELF-DIRECTED BROKERAGE	˄	3,628,709
*	SCHWAB SDB	SELF-DIRECTED BROKERAGE	˄	76,976,932

*	PARTICIPANT LOANS	Participant loans, bearing interest at 4.25% to 9.50% and maturities through November 2040	-	19,078,471

		TOTAL ASSETS		$1,957,516,488
*	Party in Interest
**	Not required for participant directed accounts